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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                                Boston, MA 02210

February 25, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549-4644

Re: John Hancock Life Insurance Company of New York Separate Account A
    Registration Statement on Form N-4 (File No. 333-143076)

Dear Commissioners:

John Hancock Life Insurance Company of New York (the "Company"), on behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), transmits this Post-Effective Amendment No. 2 to the above-captioned registration statement ("Post-Effective Amendment") to the Securities and Exchange Commission for filing under the Securities Act of 1933, as amended (the "Act"), pursuant to Rule 485(a) under the Act.

We are filing the Post-Effective Amendment under Rule 485(a) to reflect revisions to the prospectus for certain variable annuity contracts described therein, the Venture Freedom with Full Access Option Contracts. Currently, there are no outstanding qualified or nonqualified Venture Freedom with Full Access Option Contracts. The new disclosure reflects changes to the design of the Venture Freedom with Full Access Option Contracts, centering on an income guarantee feature. We have also changed the name of the Venture Freedom with Full Access Option Contract (class no. C000051224) to "[Annuity Income Note] [NAV] Contract." The prospectus also describes another variable annuity contract
- originally called the Venture Freedom Contract (File No. 333-143075, class no. C000051223), and now named the "[Annuity Income Note] [A Share] Contract." The two new Contracts are substantially identical in all material respects, except that the [Annuity Income Note] [A Share] Contract has a front-end sales charge, while the [Annuity Income Note] [NAV] Contract has no sales charge, and the [Annuity Income Note] [NAV] Contract is available to eligible investors only in connection with fee-based or wrap-fee/separately managed account advisory programs.

The Contracts have been redesigned to provide an annual guaranteed income amount, payable in automatic monthly installments, after a Contract is held for no less than five years without withdrawals. In addition, the Contracts no longer offer any optional benefit riders, and they offer only a single Investment Option and a single annuitization option.

Following Staff review and comment on this Post-Effective Amendment, we intend to file another post-effective amendment to respond to Staff comments, and to finalize rates and values and other details in the prospectuses. The Company, on behalf of the Registrant respectfully requests comments from the Staff on this filing by Friday, April 17, 2009, which would allow us enough time to address the Staff's comments, complete a filing and print final supplements for an anticipated May 1st launch date.

Please direct any comments and questions regarding the Post-Effective Amendment to me at (617) 663-3192 or in my absence, to Arnold R. Bergman at (617) 663-2184.

Very truly yours,


Thomas J. Loftus
Senior Counsel - Annuities